Additional Information - Condensed Financial Statements (Condensed Statements of Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating expenses:
General and administrative	$ 50,560	$ 80,269	$ 107,451
Total operating expenses	228,722	383,553	595,153
Operating profit/(loss)	130,853	161,322	(41,749)
Income/(Loss) before income tax expense	168,653	244,682	(18,666)
Net income/(loss)	144,947	212,784	(3,381)
Other comprehensive loss	(66,321)	(74,922)	(2,931)
Comprehensive income/(loss) attributable to Changyou.com Limited	78,622	137,881	(6,312)
Changyou.com Limited [Member]
Operating expenses:
General and administrative	11,937	21,784	5,329
Total operating expenses	11,937	21,784	5,329
Operating profit/(loss)	(11,937)	(21,784)	(5,329)
Share of profit of subsidiaries and variable interest entities	149,183	241,741	7,390
Interest expense, net	(2,299)	(7,173)	(5,442)
Other non-operating income	10,000	0	0
Income/(Loss) before income tax expense	144,947	212,784	(3,381)
Net income/(loss)	144,947	212,784	(3,381)
Other comprehensive loss	(66,325)	(74,903)	(2,931)
Comprehensive income/(loss) attributable to Changyou.com Limited	$ 78,622	$ 137,881	$ (6,312)